Short-Term Borrowings (Details)	1 Months Ended				6 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Short-Term Borrowings (Details) [Line Items]
Interest expenses					$ 252,970	$ 4,798
Accounts receivable			$ 1,568,455	¥ 10,000,000
Repayment	$ 1,568,455	¥ 10,000,000
Zhongyuan Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Maturity date			Jan. 09, 2022	Jan. 09, 2022